Note 14 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Balance (in shares) | shares	2,420,749
Balance (in dollars per share) | $ / shares	$ 133.65
Granted, number of options (in shares) | shares	568,500
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 164.15
Exercised, number of options (in shares) | shares	(586,245)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 99.54
Balance (in shares) | shares	2,403,004
Balance (in dollars per share) | $ / shares	$ 149.19
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	2 years 7 months 6 days
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 76,495
Options exercisable - End of period, number of options (in shares) | shares	961,429
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 143.36
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 7 months 6 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 36,207